UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/03

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	October 29, 2003


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	115

Form 13F Information Table Value Total (x$1000):  25,924,724



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   639645 9260791.000SH     SOLE              7231835.000       2028956.000
                                                            181032 2621000.000SH     OTHER                               2621000.000
Abbott Laboratories            COM              002824100    10898 256130.000SH      SOLE               112060.000        144070.000
Affiliated Computer Svcs Inccl COM              008190100        1 30.000SH          SOLE                   30.000
AFLAC Inc                      COM              001055102        1 30.000SH          SOLE                   30.000
American Express Co            COM              025816109        5 120.000SH         SOLE                  120.000
American Int'l Group           COM              026874107   804613 13944758.000SH    SOLE             10864880.000       3079878.000
                                                            219837 3810000.000SH     OTHER                               3810000.000
Amgen                          COM              031162100   851924 13204071.000SH    SOLE             10276779.000       2927292.000
                                                            216716 3358900.000SH     OTHER                               3358900.000
Anheuser Busch Cos Inc         COM              035229103        1 15.000SH          SOLE                   15.000
AT & T Wireless                COM              00209A106        1 105.000SH         SOLE                  105.000
Avery Dennison Corp            COM              053611109        1 15.000SH          SOLE                   15.000
Baker Hughes Inc               COM              057224107   344713 11649617.000SH    SOLE              8854445.000       2795172.000
                                                             80935 2735200.000SH     OTHER                               2735200.000
Berkshire Hathaway Inc-Cl A    COM              084670108      600 8.000SH           SOLE                    8.000
Capital One Finl Corp          COM              14040H105        1 20.000SH          SOLE                   20.000
Caremark RX Inc                COM              141705103        1 40.000SH          SOLE                   40.000
Caterpillar Inc                COM              149123101   442932 6363565.000SH     SOLE              4959197.000       1404368.000
                                                            125509 1823200.000SH     OTHER                               1823200.000
Cisco Systems                  COM              17275R102      277 14100.000SH       SOLE                12200.000          1900.000
Citigroup Inc.                 COM              172967101   667847 14554180.999SH    SOLE             11325368.999       3228812.000
                                                            177894 3908900.000SH     OTHER                               3908900.000
Coca-Cola Co                   COM              191216100   828604 19134004.000SH    SOLE             15030155.000       4103849.000
                                                            270627 6299500.000SH     OTHER                               6299500.000
Colgate-Palmolive Co           COM              194162103   844765 14990083.000SH    SOLE             11653916.000       3336167.000
                                                            220620 3947400.000SH     OTHER                               3947400.000
Comcast Corp Cl A Spl          COM              20030N200        1 30.000SH          SOLE                   30.000
Costco Wholesale Corp-New      COM              22160K105       22 710.000SH         SOLE                  710.000
Dell Inc                       COM              24702R101        2 55.000SH          SOLE                   55.000
Disney, Walt Co                COM              254687106   442003 21745799.000SH    SOLE             16951102.000       4794697.000
                                                            120344 5966470.000SH     OTHER                               5966470.000
E M C Corp Mass                COM              268648102        1 80.000SH          SOLE                   80.000
Electronic Arts, Inc.          COM              285512109   295771 3182391.000SH     SOLE              2476895.000        705496.000
                                                             85396 926400.000SH      OTHER                                926400.000
Eli Lilly & Co                 COM              532457108   557205 9305120.000SH     SOLE              7231190.000       2073930.000
                                                            162542 2736400.000SH     OTHER                               2736400.000
Emulex Corp Com New            COM              292475209        1 40.000SH          SOLE                   40.000
Exxon Mobil Corp               COM              30231G102     1024 27980.000SH       SOLE                20840.000          7140.000
Fannie Mae                     COM              313586109      422 6015.000SH        SOLE                 6015.000
Federal Home Ln Mtg Corp       COM              313400301        1 40.000SH          SOLE                   40.000
First Data Corp                COM              319963104   618114 15340599.000SH    SOLE             11935170.000       3405429.000
                                                            166949 4177900.000SH     OTHER                               4177900.000
Gannett Inc Com                COM              364730101   754114 9642931.000SH     SOLE              7510720.000       2132211.000
                                                            200787 2588800.000SH     OTHER                               2588800.000
Genentech, Inc.                COM              368710406   342773 4241950.000SH     SOLE              3297440.000        944510.000
                                                             91111 1136900.000SH     OTHER                               1136900.000
General Electric Co            COM              369604103      819 27481.000SH       SOLE                21266.000          6215.000
Gillette Co                    COM              375766102   817664 25356846.000SH    SOLE             19742209.000       5614637.000
                                                            229885 7188400.000SH     OTHER                               7188400.000
Global SantaFe Corporation     COM              G3930E101       18 740.000SH         SOLE                  740.000
Goldman Sachs Group Inc        COM              38141G104        1 10.000SH          SOLE                   10.000
Grainger W W Inc               COM              384802104        1 20.000SH          SOLE                   20.000
Guidant Corp                   COM              401698105        1 30.000SH          SOLE                   30.000
H & R Block                    COM              093671105     5838 135290.000SH      SOLE               107440.000         27850.000
HCA-The Healthcare Company     COM              404119109        1 40.000SH          SOLE                   40.000
Home Depot Inc                 COM              437076102        1 40.000SH          SOLE                   40.000
Int'l Business Machines        COM              459200101      292 3304.000SH        SOLE                                   3304.000
Intel Corp                     COM              458140100      850 30880.000SH       SOLE                26700.000          4180.000
Johnson & Johnson              COM              478160104   874688 17520533.000SH    SOLE             13747006.000       3773527.000
                                                            266710 5385900.000SH     OTHER                               5385900.000
Kohls Corp Com                 COM              500255104   667218 12370024.000SH    SOLE              9657045.000       2712979.000
                                                            185158 3460900.000SH     OTHER                               3460900.000
Lauder Estee Cos Inc Cl A      COM              518439104     2370 69500.000SH       SOLE                65365.000          4135.000
Lexmark Intl Group Inc Cl A    COM              529771107        1 15.000SH          SOLE                   15.000
Lockheed Martin Corp           COM              539830109        1 15.000SH          SOLE                   15.000
Lowe's Companies               COM              548661107      498 9600.000SH        SOLE                 9600.000
Marriott Int'l, Inc Cl-A       COM              571903202   452560 10430431.000SH    SOLE              8110910.000       2319521.000
                                                            132296 3074500.000SH     OTHER                               3074500.000
Marsh & McLennan               COM              571748102   554909 11558348.000SH    SOLE              8961237.000       2597111.000
                                                            133208 2797900.000SH     OTHER                               2797900.000
Masco Corp                     COM              574599106   379632 15382706.000SH    SOLE             12008676.000       3374030.000
                                                            107186 4378500.000SH     OTHER                               4378500.000
Mattel Inc                     COM              577081102        1 65.000SH          SOLE                   65.000
Maxim Integrated Prods Inc     COM              57772K101        1 20.000SH          SOLE                   20.000
McKesson Hboc Inc              COM              58155Q103        1 25.000SH          SOLE                   25.000
Medtronic Inc                  COM              585055106   957917 20248359.000SH    SOLE             15739888.000       4508471.000
                                                            271095 5777808.000SH     OTHER                               5777808.000
Microchip Technology Inc       COM              595017104        1 40.000SH          SOLE                   40.000
Microsoft Corp                 COM              594918104   779713 27817111.000SH    SOLE             21698673.000       6118438.000
                                                            212534 7645100.000SH     OTHER                               7645100.000
Molex Inc Com                  COM              608554101       77 2700.000SH        SOLE                 2700.000
Molex Cl A (Non-Vtg)           COM              608554200      495 20225.000SH       SOLE                20225.000
Newell Rubbermaid Inc.         COM              651229106       46 2130.000SH        SOLE                 2130.000
Noble Corporation              COM              G65422100        1 25.000SH          SOLE                   25.000
Nokia Corp Sponsored ADR       COM              654902204      437 28060.000SH       SOLE                28060.000
Omnicom Group                  COM              681919106   446988 6169928.000SH     SOLE              4804180.000       1365748.000
                                                            117453 1634700.000SH     OTHER                               1634700.000
Oracle Corporation             COM              68389X105   557281 49534493.000SH    SOLE             38615929.000      10918564.000
                                                            149979 13331500.000SH    OTHER                              13331500.000
Pepsico Inc                    COM              713448108   824999 17851589.000SH    SOLE             13882057.000       3969532.000
                                                            222578 4856600.000SH     OTHER                               4856600.000
Pfizer Inc                     COM              717081103  1001005 32678121.000SH    SOLE             25551100.000       7127021.000
                                                            285610 9401260.000SH     OTHER                               9401260.000
Procter & Gamble Co            COM              742718109  1003372 10721802.000SH    SOLE              8376981.000       2344821.000
                                                            287891 3101600.000SH     OTHER                               3101600.000
Qualcomm Inc Com               COM              747525103   855372 20359202.000SH    SOLE             15833418.000       4525784.000
                                                            237411 5697400.000SH     OTHER                               5697400.000
Schlumberger                   COM              806857108   924050 18928799.000SH    SOLE             15029210.000       3899589.000
                                                            281192 5809750.000SH     OTHER                               5809750.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Starwood Hotels & Resorts Worl COM              85590A203        1 15.000SH          SOLE                   15.000
State Street Corp.             COM              857477103      253 5620.000SH        SOLE                 5620.000
SunTrust Banks Inc             COM              867914103     1050 17400.000SH       SOLE                                  17400.000
Taiwan Semiconductor Mfg Co Ad COM              874039100        0 24.000SH          SOLE                   24.000
TJX Cos Inc                    COM              872540109        1 70.000SH          SOLE                   70.000
Transocean, Inc.               COM              G90078109       36 1820.000SH        SOLE                 1820.000
United Parcel Service-Cl B     COM              911312106   716166 11133978.000SH    SOLE              8682156.000       2451822.000
                                                            199508 3127080.000SH     OTHER                               3127080.000
Viacom Inc Cl B                COM              925524308        8 20.000SH          SOLE                   20.000
Wachovia Corp                  COM              929903102      266 6449.000SH        SOLE                 4600.000          1849.000
Wells Fargo & Co New           COM              949746101        1 15.000SH          SOLE                   15.000
Wrigley, (Wm) Jr Cl B          COM              982526105     9234 166975.000SH      SOLE               133375.000         33600.000
Wyeth                          COM              983024100        1 20.000SH          SOLE                   20.000
Montag & Caldwell Growth N Fun                  00078H299      310 15457.671SH       SOLE                                  15457.671